Promissory Notes (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of Promissory Notes [Abstract]
Schedule of Promissory Notes Payable	A continuity of the promissory notes payable is as follows:

$
Balance - 30 June 2018	-
Issuance of promissory notes	100,000
Interest	16,432
Repayments	(34,919)
Balance - 30 June 2019	81,513